Series A, B, C, D & E 9% Convertible Preferred Stock (Details Narrative) (USD $)	3 Months Ended		12 Months Ended				213 Months Ended	216 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	4 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	3 Months Ended	4 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		35 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2005	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2013 Series A Convertible Preferred Stock	Jul. 31, 2013 Series A Convertible Preferred Stock	Oct. 31, 2013 Series B Convertible Preferred Stock	Dec. 10, 2012 Series B Convertible Preferred Stock	Jul. 31, 2013 Series B Convertible Preferred Stock	Oct. 31, 2013 Series B Convertible Preferred Stock	Jul. 31, 2013 Series B Convertible Preferred Stock	Oct. 31, 2013 Series C Convertible Preferred Stock	Dec. 10, 2012 Series C Convertible Preferred Stock	Jul. 31, 2013 Series C Convertible Preferred Stock	Oct. 31, 2013 Series C Convertible Preferred Stock	Jul. 31, 2013 Series C Convertible Preferred Stock	Oct. 31, 2013 Series D Convertible Preferred Stock	Jul. 31, 2013 Series D Convertible Preferred Stock	Mar. 28, 2013 Series D Convertible Preferred Stock	Oct. 31, 2013 Series E Convertible Preferred Stock	Jun. 17, 2017 Series E Convertible Preferred Stock	Jul. 31, 2013 Series E Convertible Preferred Stock	Jun. 17, 2016 Series E Convertible Preferred Stock	Jun. 17, 2013 Series E Convertible Preferred Stock	Oct. 31, 2013 Additional Units	Jun. 30, 2013 Additional Units
Convertible preferred stock, shares authorized									5,500	5,500	2,000	792	2,000	2,000	2,000	750	650	750	750	750	750	750		855		2,450		2,450
Convertible preferred stock, cumulative percentage of interest									9.00%	9.00%	9.00%		9.00%	9.00%	9.00%	9.00%		9.00%	9.00%	9.00%	9.00%	9.00%				9.00%		9.00%
Convertible preferred stock, par value (in dollars per share)									$ 1,000	$ 1,000	$ 1,000		$ 1,000	$ 1,000	$ 1,000	$ 1,000		$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000				$ 1,000		$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares issued									2,575	2,575	2,000		2,000	2,000	2,000	750		750	750	750	750	750				1,225		1,225
Common shares attributable to conversion of preferred stock									17,166,666	17,166,666	13,333,333	9,897,500	26,393,333	26,393,333	13,333,333	9,375,000	8,125,000	21,666,666	21,666,666	9,375,000	24,999,999	24,999,999		40,833,335		40,833,335
Common stock issued upon conversion of preferred stock									17,166,666	17,166,666	38,520,832		38,520,832	38,520,832	38,520,832	22,916,665		22,916,665	22,916,665	22,916,665	24,999,999	24,999,999		28,499,999		9,833,334
Common stock issued as "make-whole payments" on conversions of preferred stock									6,129,666	6,129,666	14,819,679		14,819,679	14,819,679	14,819,679	6,664,863		6,664,863	6,664,863	6,664,863	7,825,191	7,825,191		7,856,738		2,654,999
Convertible preferred stock conversion price												$ 0.08	$ 0.03	$ 0.03		$ 0.08	$ 0.03			$ 0.08
Net proceeds from financing		$ 725,000	$ 2,615,000	$ 1,975,000	$ 2,315,000		$ 18,920,000	$ 18,920,000			$ 1,975,000				$ 1,975,000			$ 725,000	$ 725,000		$ 725,000	$ 725,000		$ 1,165,000		$ 1,165,000
Preferred stock, face value																							750,000
Common stock, effective conversion price																											$ 0.03
Preferred stock, dividend rate percentage																									3.00%		9.00%
Increased preferred stock dividend rate percentage																									0.18
Conversion of preferred stock						14,310,057																		295		295	270
Conversion of stock, amount converted																											1,000
Warrants issued to investors																								40,833,335		40,833,335
Aggregate subscription amount, maximum																													1,225,000	1,225,000
"Make-whole payments", value																								330,750		330,750
Accounts payable and accrued expenses																								$ 99,900		$ 251,100